Cover Page	Feb. 02, 2025	Sep. 25, 2024
Cover [Abstract]
Amendment Flag		false
Entity Central Index Key		0000719955
Current Fiscal Year End Date	--02-02
Document Type		8-K
Document Period End Date		Sep. 25, 2024
Entity Registrant Name		Williams-Sonoma, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-14077
Entity Tax Identification Number		94-2203880
Entity Address, Address Line One		3250 Van Ness Avenue
Entity Address, City or Town		San Francisco
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94109
City Area Code		415
Local Phone Number		421-7900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $.01 per share
Trading Symbol		WSM
Entity Emerging Growth Company		false
Security Exchange Name		NYSE